SHARE-BASED PAYMENTS (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of share based arrangement expense and fair value of units granted
Share-based payment expense, which is classified as selling, general, and administrative expenses on the unaudited condensed consolidated interim statement of income and other comprehensive income was as follows:

	For the three months ended June 30,		For the six months ended June 30,
In millions	2026	2025	2026	2025
Restricted and performance share units	$18.2	$7.8	$27.5	$11.6
Equity-settled share options	—	2.6	2.4	5.3
Cash-settled awards	—	0.0	1.0	0.0
Total	$18.2	$10.4	$30.9	$16.9
The following table summarizes the activity in RSUs for employees and non-employee directors during the six months ended June 30, 2026 and 2025.

	For the six months ended June 30,
	2026		2025
RSU’s	Number of units	Weighted Average Grant Date Fair Value	Number of units	Weighted Average Grant Date Fair Value
Outstanding at January 1,	1,271,589	$21.27	1,018,974	$13.63
Granted during the year	971,389	34.22	665,717	26.95
Vested during the year	(523,572)	19.40	(374,568)	13.39
Forfeited during the year	(20,211)	20.70	(34,706)	15.53
Outstanding at June 30,	1,699,195	$29.25	1,275,417	$20.47
The following table summarizes the activity in PSUs for employees during the six months ended June 30, 2026 and 2025.

	For the six months ended June 30,
	2026		2025
PSU’s	Number of units	Weighted Average Grant Date Fair Value	Number of units	Weighted Average Grant Date Fair Value
Outstanding at January 1,	2,870,085	$19.62	1,888,821	$14.55
Granted during the year	1,304,404	33.97	1,163,249	26.88
Vested during the year	(89,564)	33.97	(7,465)	14.55
Forfeited during the year	(45,089)	20.05	(77,489)	17.07
Outstanding at June 30,	4,039,836	$23.93	2,967,116	$21.38

Schedule of activity of share options
The following table summarizes the activity of share options under the 2019 and 2023 ESOP during the six months ended June 30, 2026 and 2025.

	For the six months ended June 30,
	2026		2025
2019 & 2023 ESOP	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at January 1,	8,874,994	$9.98	12,707,243	$10.02
Granted during the year	—	—	—	—
Forfeited during the year	—	—	(152,036)	10.06
Exercised during the year	(1,536,116)	9.57	(1,998,817)	10.57
Outstanding at June 30,	7,338,878	10.06	10,556,390	9.91
Exercisable at June 30,	6,980,812	$10.02	5,728,844	$9.88